Other current liabilities	6 Months Ended
Jun. 30, 2021
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Other current liabilities
Note 11. Other current liabilities

	As of December 31, 2020	As of June 30, 2021
	$ in thousands
VAT Payables	81	201
Accruals for personnel related expenses	12,969	9,565
Other	6,077	3,915

Total	19,127	13,681

Accruals for personnel are related to annual bonuses, vacations accruals and social expenses on stock options. The decrease in accruals for personnel related expenses between December 31, 2020 and June 30, 2021 is mainly explained by yearly bonus payments which occurred in February 2021.
The decrease in other between December 31, 2020 and June 30, 2021, is mainly driven by fixed assets accruals.